Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Semiconductors Portfolio

May 31, 2021

ELE-QTLY-0721
1.802167.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Preferred Security - 0.0%
	Shares	Value
Tenstorrent, Inc. 0% (a)(b)(c)
(Cost $490,000)	490,000	490,000

Common Stocks - 99.1%
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Array Technologies, Inc.	983,600	16,032,680
Electronic Equipment & Components - 2.0%
Electronic Manufacturing Services - 2.0%
Flex Ltd. (d)	1,904,000	34,786,080
Jabil, Inc.	1,575,858	88,957,184
		123,743,264
Semiconductors & Semiconductor Equipment - 94.4%
Semiconductor Equipment - 15.7%
Advanced Energy Industries, Inc.	388,464	39,627,213
Applied Materials, Inc.	1,137,500	157,122,875
Enphase Energy, Inc. (d)	114,100	16,322,005
KLA Corp.	279,213	88,479,808
Lam Research Corp.	607,973	395,091,254
Nova Measuring Instruments Ltd. (d)	859,300	86,119,046
Teradyne, Inc.	1,381,322	182,817,967
		965,580,168
Semiconductors - 78.7%
Advanced Micro Devices, Inc. (d)	1,716,900	137,489,352
Alpha & Omega Semiconductor Ltd. (d)	742,296	23,909,354
Analog Devices, Inc. (e)	455,296	74,941,722
ASE Technology Holding Co. Ltd. ADR	1,396,600	11,200,732
Broadcom, Inc.	498,550	235,480,122
Cirrus Logic, Inc. (d)	1,311,560	102,393,489
Diodes, Inc. (d)	838,100	63,419,027
Intel Corp.	4,293,142	245,224,271
MACOM Technology Solutions Holdings, Inc. (d)	1,127,300	66,736,160
Marvell Technology, Inc.	8,983,041	433,880,880
MaxLinear, Inc. Class A (d)	817,731	31,090,133
Microchip Technology, Inc.	1,890,937	296,782,562
Micron Technology, Inc. (d)	4,793,860	403,355,380
Monolithic Power Systems, Inc.	122,100	41,894,952
NVIDIA Corp.	2,029,292	1,318,593,354
NXP Semiconductors NV	2,208,188	466,855,107
ON Semiconductor Corp. (d)	6,828,540	273,414,742
Qualcomm, Inc.	1,854,788	249,543,178
SMART Global Holdings, Inc. (d)(e)	450,100	21,334,740
Synaptics, Inc. (d)	266,364	33,649,764
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	506,400	59,431,104
Texas Instruments, Inc.	1,016,100	192,876,102
Xilinx, Inc.	418,066	53,094,382
		4,836,590,609

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		5,802,170,777

Software - 1.7%
Application Software - 1.7%
Cadence Design Systems, Inc. (d)	827,000	105,020,730
Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co. Ltd.	603,870	43,420,876
TOTAL COMMON STOCKS
(Cost $3,234,343,209)		6,090,388,327

Convertible Preferred Stocks - 0.1%
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (b)(c)	189,999	4,559,976
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
SiMa Ai Series B (b)(c)	309,900	1,588,981
Tenstorrent, Inc. Series C1 (b)(c)	8,800	523,198
		2,112,179
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,672,155)		6,672,155
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
SMART Global Holdings, Inc. 2.25% 2/15/26 (Cost $3,590,000)	3,590,000	4,902,504
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.03% (f)	47,313,166	47,322,629
Fidelity Securities Lending Cash Central Fund 0.03% (f)(g)	36,725,457	36,729,129
TOTAL MONEY MARKET FUNDS
(Cost $84,051,758)		84,051,758
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,329,147,122)		6,186,504,744
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(40,075,168)
NET ASSETS - 100%		$6,146,429,576

Legend

 (a) Security is perpetual in nature with no stated maturity date.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,162,155 or 0.1% of net assets.

 (c) Level 3 security

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Diamond Foundry, Inc. Series C	3/15/21	$4,559,976
SiMa Ai Series B	5/10/21	$1,588,981
Tenstorrent, Inc. Series C1	4/23/21	$523,198
Tenstorrent, Inc. 0%	4/23/21	$490,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,554
Fidelity Securities Lending Cash Central Fund	2,928
Total	$8,482

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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